EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES (Tables)	12 Months Ended
Dec. 31, 2018
EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES
Schedule of employee costs and purchase of goods and services

	2018	2017	2016
		(restated, note 1(b),28)	(restated note 1(b),28)
Employee costs	$582,206	$572,178	$557,468
Less employee costs capitalized to fixed assets and to intangible assets	(196,983)	(185,825)	(180,711)
	385,223	386,353	376,757

Purchase of goods and services
Royalties and rights	427,233	421,685	427,951
Cost of retail products	335,684	317,810	289,078
Subcontracting costs	99,346	117,999	111,174
Marketing and distribution expenses	62,627	62,187	64,731
Other	390,586	419,123	406,592
	1,315,476	1,338,804	1,299,526
	$1,700,699	$1,725,157	$1,676,283